Subsequent Events (Narratives) (Details) (USD $)	6 Months Ended						0 Months Ended		0 Months Ended			0 Months Ended				0 Months Ended
	Jun. 30, 2011	Jun. 30, 2010		Apr. 27, 2011	Dec. 31, 2010	Aug. 31, 2011 La Jolla, Conquistador, Brisbane, Samsara and Toro (Member)	Jul. 20, 2011 New Contract [Member] Days	Jul. 20, 2011 New Contract [Member]	Jul. 26, 2011 Business Acquisition (Member)	Aug. 24, 2011 Business Acquisition (Member)	Jul. 26, 2011 Business Acquisition (Member)	Jul. 26, 2011 Capesize bulk carriers (Member) numberofvessels	Jul. 26, 2011 Panamax bulk carriers (Member) numberofvessels	Jul. 26, 2011 Very Large Ore Carriers (Member) numberofvessels	Jul. 28, 2011 Ocean Rig Poseidon (Member)	Jul. 31, 2010 Convertible Preferred Stock [Member]	Aug. 04, 2011 Convertible Preferred Stock [Member]	Aug. 26, 2011 Ocean Rig Common Stock Exchange (Member)
Vessel Sale Price						$ 90,100,000
Vessel impairment charge	112,104,000	0
Term of contract, days							1,095
Value of contract								1,100,000,000							309,300,000
Percentage of shares acquired											100.00%
Value of debt assumed by the company											143,000,000
Name of Acquired Entity									OceanFreight Inc.
Per share cash consideration									$ 11.25
Number of shares received by acquiree shareholders									0.52326
Acquired number of shares										3,000,856
Payments For Advances For Vessels And Rigs Under Construction And Acquisitions	1,384,632,000	508,346,000	[1]
Percentage Of Preferred Stock Converted																25.00%
Number of shares distributed to company's existing shareholders																	2,967,359
Line of Credit Facility, Maximum Borrowing Capacity				$ 495,000,000	$ 562,500,000
Common Stock,Shares, Exchanged																		28,571,428
Number Of Vessels												4	2	5

[1]	As restated, see also Note 3